UNITED STATES
                                SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C.  20549

                                FORM 13 F

                                FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [    ]; Amendment Number:
This Amendment (Check only one.):    [   ]  is a restatement.
                                [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Peninsula Asset Management, Inc.
Address:1111 Third Avenue West
        Suite 340
        Bradenton, FL 34205

13F File Number:12-3456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Brian S. Miller
Title:  Vice President - Compliance
Phone:  941-748-8680
Signature, Place, and Date of Signing:

 /s/  Brian S. Miller        Bradenton, FL   29-Oct-09

Report Type (Check only one.):

[x]     13F HOLDINGS REPORT
[  ]    13F NOTICE
[  ]    13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT
OF 1934.

                                FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Informational Table Entry Total          84

Form 13F Information Table Value Total:     $ 85,047

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC Inc.                     COM              001055102     1421    33240 SH       Sole                     3750             29490
                                                                19      450 SH       			                    	 450
Adobe Systems Inc.             COM              00724f101     1369    41435 SH       Sole                     7175             34260
                                                                32      975 SH        			                         975
Archer-Daniels-Midland Company COM              039483102     1225    41915 SH       Sole                     6515             35400
                                                                18      600 SH                                                   600
Auto Data Processing           COM              053015103     1453    36983 SH       Sole                     4745             32238
                                                                41     1055 SH                                                  1055
Avery Dennison Corp.           COM              053611109     1041    28905 SH       Sole                     4515             24390
                                                                14      400 SH                                                   400
Bank of America Corp.          COM              060505104      988    58368 SH       Sole                     7029             51339
                                                               506    29910 SH                                  75             29835
Becton, Dickinson & Company    COM              075887109     1728    24775 SH       Sole                     4075             20700
                                                                92     1325 SH                                                  1325
C.R. Bard Inc.                 COM              067383109     1784    22690 SH       Sole                     3610             19080
                                                                89     1135 SH                                  25              1110
CenturyTel, Inc.               COM              156700106     1314    39110 SH       Sole                     6510             32600
                                                                18      550 SH                                  75               475
Chubb Corp.                    COM              171232101     1654    32805 SH       Sole                     4660             28145
                                                                52     1025 SH                                  50               975
Cognizant Technology Solutions COM              192446102     1490    38531 SH       Sole                     6475             32056
                                                                21      550 SH                                                   550
Cohen Steers Realty Ishares    COM              464287564      666    13700 SH       Sole                     1950             11750
                                                                13      275 SH                                                   275
Colgate Palmolive              COM              194162103      225     2950 SH       Sole                                       2950
Emerson Electric Company       COM              291011104     1667    41588 SH       Sole                     5310             36278
                                                                58     1450 SH                                  50              1400
Exxon Mobil Corp.              COM              30231G102     3111    45339 SH       Sole                     6699             38640
                                                               315     4585 SH       			                        4585
Fiserv Inc.                    COM              337738108     1727    35840 SH       Sole                     6135             29705
                                                                74     1525 SH                                  50              1475
General Electric Co.           COM              369604103     1382    84159 SH       Sole                     8305             75854
                                                               151     9225 SH                                                  9225
General Mills Inc.             COM              370334104      206     3200 SH       Sole                                       3200
IBM Corp.                      COM              459200101     1297    10840 SH       Sole                     1720              9120
                                                               251     2100 SH                                                  2100
Johnson & Johnson              COM              478160104     1567    25739 SH       Sole                     4262             21477
                                                                46      750 SH                                                   750
Lowe's Companies, Inc.         COM              548661107     1283    61250 SH       Sole                    10460             50790
                                                                59     2800 SH                                                  2800
MSCI EAFE Ishares              COM              464287465     5847   106924 SH       Sole                    12700             94224
                                                                71     1290 SH                                 290              1000
MSCI Emerging Markets Ishares  COM              464287234     4228   108661 SH       Sole                    11010             97651
                                                                74     1909 SH                                  99              1810
P P G Industries Inc.          COM              693506107     1495    25676 SH       Sole                     4035             21641
                                                                12      200 SH                                                   200
PepsiCo Inc.                   COM              713448108     2089    35612 SH       Sole                     7707             27905
                                                               339     5775 SH                                                  5775
Procter & Gamble Co.           COM              742718109      858    14816 SH       Sole                      400             14416
                                                               214     3692 SH                                                  3692
Quest Diagnostics              COM              74834l100     1932    37020 SH       Sole                     5575             31445
                                                                43      825 SH                                 100               725
Questar Corp.                  COM              748356102     1054    28075 SH       Sole                     3950             24125
                                                                17      450 SH                                                   450
Rogers Int'l Commodity Index   COM              870297801     2024   289180 SH       Sole                    31275            257905
                                                                36     5200 SH                                                  5200
S&P Mid Cap 400 Ishares        COM              464287507     8273   119980 SH       Sole                    12490            107490
                                                               138     2000 SH                                 100              1900
S&P Small Cap 600 Ishares      COM              464287804     5237   100051 SH       Sole                    10970             89081
                                                                92     1750 SH                                 100              1650
Schlumberger Ltd.              COM              806857108     2263    37973 SH       Sole                     5430             32543
                                                               188     3150 SH                                                  3150
Sigma Aldrich Corp.            COM              826552101     2500    46311 SH       Sole                     7420             38891
                                                               108     2000 SH                                                  2000
Southern Company               COM              842587107     2161    68233 SH       Sole                     8535             59698
                                                               329    10390 SH                                 300             10090
Standard & Poor's 500 Dep. Rec COM              78462f103     1170    11079 SH       Sole                      659             10420
                                                                18      170 SH                                                   170
Stanley Works                  COM              854616109     1192    27920 SH       Sole                     4585             23335
                                                                16      375 SH                                                   375
Stryker Corp.                  COM              863667101     2701    59457 SH       Sole                     6086             53371
                                                                25      550 SH                                                   550
Supervalu Inc.                 COM              868536103      586    38935 SH       Sole                     6085             32850
                                                                15     1025 SH                                  50               975
Target Corp.                   COM              87612E106     1436    30765 SH       Sole                     5245             25520
                                                                69     1475 SH                                                  1475
Tortoise Energy Infrastructure COM              89147l100     1592    59524 SH       Sole                    10620             48904
                                                                66     2475 SH                                                  2475
U.S. Bancorp Del New           COM              902973304      967    44226 SH       Sole                     7150             37076
                                                               110     5050 SH                                                  5050
WW Grainger                    COM              384802104     1382    15460 SH       Sole                     2715             12745
                                                                47      525 SH                                                   525
Walgreen Company               COM              931422109     1489    39730 SH       Sole                     6574             33156
                                                                79     2115 SH                                                  2115